Property and equipment, net (Tables)	6 Months Ended	12 Months Ended
	Sep. 30, 2025	Mar. 31, 2025
Property, Plant and Equipment [Abstract]
Schedule of property and equipment, net

	As of
	March 31,	September 30,
	2025	2025
	RMB	RMB	US$
	(Audited)	(Unaudited)
Leasehold improvement	–	585,708	82,274
Electronic equipment	531,097	636,264	89,375
Office furniture	126,013	353,976	49,723
Vehicle	354,635	354,636	49,816
	1,011,745	1,930,584	271,188
Less: accumulated depreciation	(477,719)	(631,634)	(88,726)
Property and equipment, net	534,026	1,298,950	182,462

	As of March 31,
	2024	2025
	RMB	RMB	US$
Leasehold improvement	210,000	–	–
Electronic equipment	353,665	531,097	74,603
Office furniture	120,986	126,013	17,701
Vehicle	292,035	354,635	49,815
	976,686	1,011,745	142,119
Less: accumulated depreciation	(430,223)	(477,719)	(67,105)
Property and equipment, net	546,463	534,026	75,014